Selected Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended														4 Months Ended		5 Months Ended		6 Months Ended				9 Months Ended	12 Months Ended
	Jul. 31, 2017	Sep. 30, 2017	Jun. 30, 2018		Dec. 31, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Jul. 31, 2017		Dec. 31, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2016	Mar. 31, 2017
Quarterly Financial Data [Line Items]
Revenues		$ 74,300			$ 104,453														$ 178,753
Operating income (loss)		(5,782) [1]	$ (140)		(18,091)	[1]													(23,873)		$ (12,334)
Net loss attributable to Tidewater Inc.		$ (15,693)	$ (10,940)		$ (23,573)														$ (39,266)		$ (50,112)
Basic loss per share attributable to Tidewater Inc.		$ (0.81)	$ (0.44)	[2]	$ (1.02)														$ (1.82)	[3]	$ (2.09)	[2]
Diluted loss per share attributable to Tidewater Inc.		$ (0.81)	$ (0.44)	[4]	$ (1.02)														$ (1.82)	[5]	$ (2.09)	[4]
Predecessor
Quarterly Financial Data [Line Items]
Revenues	$ 36,263						$ 115,106		$ 160,749	[1],[6]	$ 129,215	[1],[6]	$ 143,722	[1],[6]	$ 167,925	[1],[6]	$ 151,369								$ 440,862
Operating income (loss)	(38,674) [1]						(205,374)	[1]	(69,340)	[1],[6]	(287,034)	[1],[6]	(155,344)	[1],[6]	(66,135)	[1],[6]	(244,048)						$ (274,714)		(508,513)	$ (577,853)
Net loss attributable to Tidewater Inc.	$ (1,122,475)						$ (524,434)		$ (94,855)		$ (297,676)		$ (178,490)		$ (89,097)		$ (1,646,909)						$ (619,289)		$ (565,263)	$ (660,118)
Basic loss per share attributable to Tidewater Inc.	$ (23.82)						$ (11.13)	[2]	$ (2.01)		$ (6.32)		$ (3.79)		$ (1.89)		$ (34.95)	[3]					$ (13.15)	[2]	$ (12.01)	$ (14.02)	[3]
Diluted loss per share attributable to Tidewater Inc.	$ (23.82)						$ (11.13)	[4]	$ (2.01)		$ (6.32)		$ (3.79)		$ (1.89)		$ (34.95)	[5]					$ (13.15)	[4]	$ (12.01)	$ (14.02)	[5]

[1]	Operating income consists of revenues less operating costs and expenses, depreciation, vessel operating leases, goodwill impairment, restructuring charges, asset impairments, general and administrative expenses and gain on asset dispositions, net, of Tidewater's operations. Asset impairments, net, are as follows:
[2]	Tidewater calculates "Loss per share, basic" by dividing "Net loss available to common shareholders" by "Weighted average outstanding shares of common stock, basic".
[3]	The Company calculates "Loss per share, basic" by dividing "Net loss available to common shareholders" by "Weighted average outstanding share of common stock, basic".
[4]	Tidewater calculates "Loss per share, diluted" by dividing "Net loss available to common shareholders" by "Weighted average common stock and equivalents".
[5]	The Company calculates "Loss per share, diluted" by dividing "Net loss available to common shareholders" by "Weighted average common stock and equivalents".
[6]	For the quarter and six months periods ended June 30, 2018, there were 2 and 15 stacked vessels impaired, respectively. For the quarter ended June 30, 2017, there were 72 stacked vessels and 5 active vessels impaired, respectively and for the six month period ended June 30, 2017 there were 83 stacked vessels and 6 active vessels impaired, respectively.